Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ 37,840	$ 36,242
Cost of sales	33,188	31,097
Income tax	237	395
Net of tax	592	1,514
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total gain reclassified to net income	14	43
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(15)	49
Cost of sales	41	21
Income tax	(6)	(18)
Net of tax	20	52
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(8)	(11)
Income tax	2	2
Net of tax	$ (6)	$ (9)